Business Combination	12 Months Ended
Dec. 31, 2021
Reverse Recapitalization [Abstract]
Business Combination
2. Business Combination
As discussed in Note 1, on June 29, 2021, FCAC held a special meeting of stockholders (the “Special Meeting”) at which the FCAC stockholders considered and adopted, among other matters, the Merger Agreement. On July 1, 2021, the parties to the Merger Agreement consummated the Transactions, with Legacy Sharecare surviving the merger as a wholly owned subsidiary of the Company.
Shares of Legacy Sharecare common stock issued and outstanding were canceled and converted into the right to receive 71.26 shares of common stock. Unless otherwise stated, the Exchange Ratio has been applied to the number of shares and share prices of Legacy Sharecare throughout these consolidated financial statements.
Prior to the Special Meeting, holders of 19,864,030 shares of FCAC’s Class A common stock sold in FCAC’s initial public offering exercised their right to redeem those shares for cash at a price of approximately $10.00 per share, for an aggregate redemption price of approximately $198.6 million. Immediately after giving effect to the Business Combination (including as a result of the redemptions described above), there were 333,875,179 issued and outstanding shares of the Company’s common stock (excluding the Earnout Shares (as defined herein)). In addition, at the closing of the Business Combination, the Company issued 5,000,000 shares of Series A Convertible Preferred Stock (the “Series A Preferred Stock”) upon exchange of the shares of Series D Preferred Stock held by one investor in accordance with the terms of the Merger Agreement.
Pursuant to the Merger Agreement, 1,713,000 shares of common stock are held in escrow and shall be released to the sponsor of FCAC (the “Sponsor Earnout Shares”). In addition, 1,500,000 shares of common stock are held in escrow and shall be released to Legacy Sharecare stockholders and option holders (the “Sharecare Earnout Shares” and, together with the Sponsor Earnout Shares, the “Earnout Shares”). The Earnout Shares are subject to release upon achieving certain triggering events as defined in the Merger Agreement. The earnout conditions have not been satisfied as of December 31, 2021. The Earnout Shares allocated to Legacy Sharecare shareholders are accounted for as liability instruments and classified as level 3 instruments that are marked-to-market
each reporting period (see Note 3). The Earnout Shares allocated to the Legacy Sharecare option holders are classified as equity instruments and accounted for under ASC 718.
The Business Combination was accounted for as a Reverse Recapitalization, with no goodwill or other intangible assets recorded, in accordance with GAAP. Under this method of accounting, FCAC was treated as the “acquired” company for financial reporting purposes. Accordingly, for accounting purposes, the Business Combination was treated as the equivalent of Legacy Sharecare issuing stock for the net assets of FCAC, accompanied by a recapitalization. The cash of $146.4 million, which included cash previously held in the FCAC trust (net of redemptions), and working capital accounts of FCAC were recorded at historical cost, which approximates fair value. The Company also assumed the private placement warrants and public warrants (each as defined herein) from FCAC, which were recorded based on the acquisition date fair value (see Note 3). Cash paid for issuance costs and advisory fees were approximately $54.0 million. Additionally, in connection with the Business Combination, the Company made one-time
bonus payments of $11.6 million to certain executives which has been recorded in General and Administrative expense, and resulted in a reduction in operating cash flows.
Upon the closing of the Business Combination, the Company’s certificate of incorporation was amended and restated to, among other things, increase the total number of authorized shares of all classes of capital stock to 615,000,000 shares, of which 600,000,000 shares are designated as common stock, par value of $0.0001 per share, and 15,000,000 shares are designated as preferred stock, par value of $0.0001 per share, including 5,000,000 shares of Series A Preferred Stock.
In connection with the Business Combination, FCAC entered into subscription agreements, each dated as of February 12, 2021, with certain investors (the “Investors”), pursuant to which, among other things, FCAC issued and sold, in private placements, an aggregate of 42,560,000 shares of FCAC Class A common stock for $10.00 per share (the “Private Placement”). The Private Placement closed immediately prior to the Business Combination. The shares of FCAC Class A common stock issued to the Investors became shares of the Company’s common stock upon consummation of the Business Combination.
The following table reconciles the elements of the Business Combination to the net proceeds from Reverse Recapitalization with FCAC, as set forth in the Consolidated Statement of Cash Flows for the year ended December 31, 2021 (in thousands):

Recapitalization
Cash received from Private Placement financing	$425,600
Cash paid to Legacy Sharecare stockholders	(91,698)
Cash received from FCAC trust and cash on hand, net of redemptions	146,363
Cash paid for issuance costs and advisory fees	(54,025)

Net proceeds from Reverse Recapitalization with FCAC	$426,240

The following table reconciles the number of shares of common stock of FCAC to common stock of the Company immediately following the consummation of the Business Combination, as reflected on the Consolidated Statement of Redeemable Noncontrolling Interest, Redeemable Convertible Preferred Stock, and Stockholders’ Equity (Deficit) (share numbers are not in thousands):

Recapitalization
Common stock, outstanding prior to Business Combination	34,500,000
FCAC Sponsor shares	5,627,250
Earnout Shares	3,213,000

Common stock of FCAC	43,340,250
Less: redemption of FCAC shares	(19,864,030)
Shares issued in Private Placement financing	42,560,000
Legacy Sharecare shares converted to common stock	271,051,959

Total shares of common stock immediately after Business Combination	337,088,179